Investment in Associates and Joint Ventures (Details Narrative) $ / shares in Units, $ in Millions, $ in Millions	3 Months Ended			9 Months Ended			12 Months Ended
	Jul. 31, 2023 CAD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2022 CAD ($)	Jul. 31, 2023 CAD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2022 CAD ($)	Oct. 31, 2022 CAD ($)	Jul. 31, 2023 USD ($) $ / shares	Jun. 30, 2023 CAD ($)	Jun. 30, 2023 USD ($)	Oct. 31, 2022 USD ($) $ / shares
Disclosure of investments in associates and joint ventures [line items]
Investment in Schwab	$ 8,758			$ 8,758			$ 8,088
2023 Schwab IDA Agreement [member]
Disclosure of investments in associates and joint ventures [line items]
Options exercised to buy fixed rate obligations									$ 3,300	$ 2,400
Option termination fees	151	$ 112
Charles Schwab Corporation [member]
Disclosure of investments in associates and joint ventures [line items]
Equity investment percentage				12.40%	12.40%		12.10%
Fair value of outstanding shares	20,000			$ 20,000			$ 24,000	$ 15,000			$ 18,000
Closing price of shares | $ / shares								$ 66.1			$ 79.67
Percentage of voting common shares				9.80%	9.80%
Investment in Schwab	8,800			$ 8,800			$ 8,100
Share of net income from investment in Schwab	$ 182		$ 268	$ 708		$ 701
Charles Schwab Corporation [member] | 2019 Schwab IDA Agreement [member]
Disclosure of investments in associates and joint ventures [line items]
Allowable maximum annual adjustment to sweep deposits					$ 10,000
Charles Schwab Corporation [member] | 2023 Schwab IDA Agreement [member]
Disclosure of investments in associates and joint ventures [line items]
Allowable maximum annual adjustment to sweep deposits					5,000
Charles Schwab Corporation [member] | Top of range [member] | Major business combination [member]
Disclosure of investments in associates and joint ventures [line items]
Percentage of voting common shares	9.90%	9.90%
Charles Schwab Corporation [member] | Bottom of range [member] | 2019 Schwab IDA Agreement [member]
Disclosure of investments in associates and joint ventures [line items]
Allowable maximum annual adjustment to sweep deposits					50,000
Charles Schwab Corporation [member] | Bottom of range [member] | 2023 Schwab IDA Agreement [member]
Disclosure of investments in associates and joint ventures [line items]
Allowable maximum annual adjustment to sweep deposits					$ 60,000